12. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
12. Subsequent Events

Note 12. Subsequent Events

On October 1, 2012, the Company purchased 264,000 common shares for $132,000 from the Company’s former chairman (see Note 7). The shares are being held as treasury shares.

On October 10, 2012, the Company entered into a non-exclusive agreement with Global Arena Capital Corp. (“GAC”), a broker-dealer, through which GAC agreed to use its best efforts to raise up to $2,030,000 from the sale of Units of common stock and warrants that are identical to those Units sold on September 28, 2012.  The Company agreed to compensate GAC from sales of Units by paying it compensation equal to 10% of the gross proceeds sold by it.  The Company will also issue GAC five-year warrants to purchase 10% of the same Units it sells to investors with an exercise price equal to the purchase price paid by investors ($35,000 per Unit).  In addition, the Company agreed to pay GAC a 3% non-accountable expense allowance from the proceeds of Units sold by it.

On October 23, 2012, the Company issued a number of options and warrants as described below.  The Company retained two investor relations firms agreeing to pay one firm $50,000 a year for two years and issuing it 200,000 shares of common stock.  The second firm was retained for one year with a fee of $5,000 per month.  It also received 100,000 shares of common stock and 100,000 five-year warrants exercisable at $0.60 per share.  The Company issued another consultant $150,000 five-year warrants exercisable at $0.50 per share.  Under the Plan, the Company issued another consultant 20,000 five-year stock options exercisable at $0.50 per share vesting in equal annual increments over a three-year period subject to the consultant continuing to provide services for the Company.

The Company issued non-plan stock options to its executive officers as compensation for salary deferrals through August 31, 2012.  Messrs. Michael Mathews, Brad Powers and David Garrity received 288,911, 255,773, and 136,008 five-year stock options, respectively, exercisable at $0.35 per share which options are fully vested.  Further, the Company issued additional non-plan options to executive officers who reduced their salaries for the period September 1 through December 31, 2012.  The Company granted Messrs. Mathews, Powers and Garrity 166,666 five-year options, respectively, and Dr. Gerald Williams 47,620 five-year options, all exercisable at $0.35 per share with 25% of these options vesting on the last day of September, October, November and December 2012, subject to the applicable executive remaining employed on each applicable vesting date. Under the Plan, the Company granted its controller 75,000 five-year options exercisable at $0.35 per share vesting annually over a four-year period subject to her remaining employed by the Company on each applicable vesting date.  All stock options or shares granted are valued on the appropriate measurement date and the related expense shall be recognized over the requisite service period.

On October 4, 2012, the Company entered into a three-year lease agreement for its call center in Scottsdale, Arizona.  The lease agreement commenced October 4, 2012 and requires rent payments of $4,491 per month during months 4 through 12, $4,601 per month during the second year, and $4,710 per month during the third year.

In November 2012, Dr. Michael D’Anton, a director, forgave an outstanding $22,000 loan made to Aspen University in exchange for 62,857 five-year vested options exercisable at $0.35 per share.

On January 23, 2012, the Company filed a Second Amendment to the second amended and restated certificate of incorporation whereby the Series A, Series D and Series E preferred shares shall be redeemed if the SEC Reporting Date does not occur on or before February 29, 2012 (See Notes 11 and 15).

On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Notes 4 and 15).

On February 23, 2012, the Company approved a stock dividend of one new share of the Company for each share presently held.  Following the stock dividend, the Company approved a one-for-two reverse stock split as of the close of business on February 24, 2012 in which each two shares of common stock shall be combined into one share of common stock (See Note 12).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum.  Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share.  As these loans (now convertible promissory notes) are not due for at least 12 months after the balance sheet, they have been included in long-term liabilities as of December 31, 2011 (See Notes 8 and 15).

On February 29, 2012, the Company filed a Third Amendment to the second amended and restated certificate of incorporation whereby the Series A, Series D and Series E preferred shares shall be redeemed if the SEC Reporting Date does not occur on or before March 15, 2012 (See Note 11).

On February 29, 2012, (the "Effective Date") the Company retained the investment bank of Laidlaw & Company (UK) Ltd. ("Laidlaw") on an exclusive basis with certain "carve-out" provisions for the purpose of raising up to $6,000,000 (plus up to an additional $1,200,000 million to cover over-allotments at the option of Laidlaw) through two successive best-efforts private placements of the Company's securities.  The agreement has been modified by substituting Aspen Group, Inc. The Phase One financing is an offering of up to 40 units of $50,000 each and is to be completed by March 31, 2012 with an extension possible to April 30, 2012.  Each unit consists of: (i) senior secured convertible notes (the "Convertible Notes"), bearing 10% interest, convertible into the Company's common shares at the lower of (a) $1.00 or (b) 95% of the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note and (ii) five-year warrant to purchase that number of the Company's common shares equal to 25% of the number of shares issuable upon conversion of the Convertible Notes.  Mandatory conversion will occur on the initial closing of the Phase Two financing.  The Convertible Notes mature on June 30, 2012, carry provisions for price protection and require the Company to file a registration statement for the resale of the underlying common stock nine months after closing of the Phase Two offering.  For the Phase One financing, Laidlaw will receive a cash fee of 10% of aggregate funds raised along with a five-year warrant (the "Laidlaw Warrant") equal to 10% of the common stock reserved for issuance in connection with the units.  For funds raised by other parties, Laidlaw's compensation shall be 5% cash and 5% Laidlaw Warrant.  Separately, Laidlaw requires an activation fee of $25,000, of which $15,000 was paid upon execution of the agreement.  Subsequent to the closing of the Reverse Merger, Aspen Group, Inc., without the assistance of any broker dealer, raised $150,000 from the Phase One financing.  Laidlaw will commence its offering after Aspen Group, Inc. files its report on Form 8-K with the Securities and Exchange Commission disclosing the Reverse Merger.

On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the inability to engage Mr. Spada in good faith negotiations to increase HEMG’s pledge, Michael Mathews, the Company’s CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured – related party.  On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default (See Notes 4 and 15).

On March 13, 2012, three directors of the Company pledged an aggregate of 2,209,960 common shares of the Company as collateral for the amounts due from Patrick Spada and HEMG.  On August 16, 2012, the Company rescinded the pledge agreements and returned the shares to the directors (See Notes 10, 15 and 17).

On March 13, 2012, the Company’s CEO made an investment of $300,000 in a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum.  The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record (See Note 15).

On March 13, 2012 (the “recapitalization date”), the Company was acquired by Aspen Group, Inc., an inactive publicly-held company, in a reverse merger transaction accounted for as a recapitalization of the Company (the “Recapitalization” or the “Reverse Merger”).  The common and preferred stockholders of the Company received 25,515,204 common shares of Aspen Group, Inc. in exchange for 100% of the capital stock of Aspen University Inc.  For accounting purposes, Aspen is the acquirer and Aspen Group, Inc. is the acquired company.  Accordingly, after completion of the recapitalization, the historical operations of the Company are those of Aspen and the operations since the recapitalization date are those of Aspen and Aspen Group, Inc.  The assets and liabilities of both companies are combined at historical cost on the recapitalization date.  As a result of the recapitalization and conversion of all Company preferred shares into common shares of the public entity, all redemption and dividend rights of preferred shares were terminated.  As a result of the recapitalization, the Company now has 120,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share authorized.

Immediately following the closing of the Reverse Merger, the Company adopted the 2012 Equity Incentive Plan (the “Plan”) which provides for 2,500,000 shares to be granted under the Plan.  On March 14, 2012, the Company granted an aggregate of 1,500,000 stock options, all of which were under the Plan, having an exercise price of $1.00 per share.  The options vest one-third on each anniversary date commencing March 14, 2013 and expire five years from the grant date.  The total fair value of stock options granted was $495,000, which is being recognized over the respective vesting period.

Consistent with the Higher Education Act, Aspen’s certification to participate in Title IV programs terminated after closing of the Reverse Merger, and Aspen must apply to DOE to reestablish its eligibility and certification to participate in the Title IV programs.  However, in order to avoid significant disruption in disbursements of Title IV funds, the DOE may temporarily and provisionally certify an institution that is seeking approval of a change in ownership, like Aspen, under certain circumstances while the DOE reviews the institution’s application.  On March 15, 2012 the DOE asked Aspen to notify it in writing whether Aspen would be able to provide to the DOE by March 28, 2012 a letter of credit in the amount of $105,865, which is 10% of Aspen’s Title IV receipts in 2011.  Aspen has timely informed the DOE that it will provide the requested letter of credit by March 28, 2012.  The DOE may impose additional terms and conditions in any temporary provisional program participation agreement that it may issue pending review of Aspen’s application for approval of the change in ownership and control.  Furthermore, DOE may impose additional or different terms and conditions in any final provisional program participation agreement that it may issue after it reviews Aspen’s application for approval of the change in ownership and control.